Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Financing leases:
Finance income on net investment	¥ 64,748	¥ 59,058
Operating leases:
Lease income	2,025	1,917
Total	¥ 66,773	¥ 60,975